Investment Risks - Additional Information (Detail)	Dec. 31, 2015
Future Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	69.50%
Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	30.50%
LV Futures Fund L.P. [Member] | Future Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	61.20%
LV Futures Fund L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	38.80%